UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report 2005

JUNE 30, 2005

♦	INVESTORS FUND

MORNING EDITION.—NEW YORK,
SAGAX.Q
11.93 +.16
SINAX.Q
21.99 +.41
13.02
J. K. RICE, JR. & CO.

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

DEAR SHAREHOLDER,

The U.S. economy overcame a number of obstacles and continued to expand during the six- month reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)i growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%. Following the end of the reporting period, at their August meeting, the Fed further increased the target rate by 0.25% to 3.50%.

During the six months covered by this report, the U.S. stock market was relatively flat, with the S&P 500 Indexiv returning -0.81%. Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcap,v Russell 1000,vi and Russell 2000vii Indexes returning 3.92%, 0.11%, and -1.25%, respectively. From a market style perspective, value-oriented stocks outperformed their growth counterparts.

PERFORMANCE UPDATE1

For the six months ended June 30, 2005, Class I shares of the Salomon Brothers Variable Investors Fund, decreased 0.07%. The Fund’s unmanaged benchmark, the S&P 500 Index, decreased 0.81% for the same period. The Lipper Variable Large-Cap Value Funds Category Average2 decreased 0.27%.

PERFORMANCE SNAPSHOT

AS OF JUNE 30, 2005

(unaudited)

6 Months

Variable Investors Fund — Class I Shares	-0.07%

S&P 500 Index	-0.81%

Lipper Variable Large-Cap Value Funds Category Average	-0.27%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Current reimbursements and/or fee waivers for Class II shares are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, performance would have been lower.

Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Class II shares returned –0.36% over the six months ended June 30, 2005.

[1]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts, such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 88 funds in the Fund’s Lipper category, and excluding sales charges.

SPECIAL SHAREHOLDER NOTICE

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Salomon Brothers Asset Management Inc. (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval. Subsequently, on August 12, 2005, the Board approved the new investment management contract between the Fund and the Manager.

INFORMATION ABOUT YOUR FUND

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 15, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: High yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.
vi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Fund at a Glance

(unaudited)

Fund Expenses

(unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class I	(0.07)%	$1,000.00	$999.30	0.69%	$3.42
Class II	(0.36)	1,000.00	996.40	1.25	6.19
(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

Fund Expenses

(unaudited) (continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class I	5.00%	$1,000.00	$1,021.37	0.69%	$3.46
Class II	5.00	1,000.00	1,018.60	1.25	6.26
(1)	For the six months ended June 30, 2005.
(2)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

Schedule of Investments

June 30, 2005 (unaudited)

Shares	Security	Value
COMMON STOCK — 98.0%
CONSUMER DISCRETIONARY — 16.0%
Hotels, Restaurants & Leisure — 1.8%
217,900	McDonald’s Corp.	$6,046,725

Household Durables — 1.1%
153,500	Newell Rubbermaid, Inc. (a)	3,659,440

Media — 10.1%
198,650	Comcast Corp., Class A Shares*	6,098,555
95,700	EchoStar Communications Corp., Class A Shares*	2,885,355
23,235	Liberty Global, Inc., Series A Shares*	1,084,378
464,400	Liberty Media Corp., Series A Shares (a)*	4,732,236
536,800	News Corp., Class B Shares (a)	9,050,448
124,100	SES Global, FDR	1,869,272
334,500	Time Warner, Inc.*	5,589,495
102,700	Viacom, Inc., Class B Shares	3,288,454

		34,598,193

Multiline Retail — 3.0%
72,000	J.C. Penney Co., Inc.	3,785,760
61,300	Target Corp.	3,335,333
69,800	Wal-Mart Stores, Inc.	3,364,360

		10,485,453

	TOTAL CONSUMER DISCRETIONARY	54,789,811

CONSUMER STAPLES — 7.3%
Food & Staples Retailing — 1.6%
295,000	Kroger Co.*	5,613,850

Food Products — 1.0%
163,800	Sara Lee Corp.	3,244,878

Household Products — 1.2%
64,300	Kimberly-Clark Corp. (a)	4,024,537

Tobacco — 3.5%
185,600	Altria Group, Inc.	12,000,896

	TOTAL CONSUMER STAPLES	24,884,161

ENERGY — 11.3%
Energy Equipment & Services — 3.7%
165,100	ENSCO International, Inc. (a)	5,902,325
95,700	GlobalSantaFe Corp. (a)	3,904,560
47,700	Nabors Industries Ltd.*	2,891,574

		12,698,459

Oil, Gas & Consumable Fuels — 7.6%
57,300	BP PLC, Sponsored ADR	3,574,374
218,800	El Paso Corp.	2,520,576
105,300	Marathon Oil Corp.	5,619,861
14,353	Nexen, Inc.	435,757
59,000	Royal Dutch Petroleum Co., New York Shares	3,829,100
28,000	Suncor Energy, Inc.	1,324,960
75,600	Total SA, Sponsored ADR (a)	8,833,860

		26,138,488

	TOTAL ENERGY	38,836,947

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Shares	Security	Value
FINANCIALS — 29.7%
Commercial Banks — 9.8%
263,500	Bank of America Corp.	$12,018,235
62,000	Comerica, Inc.	3,583,600
163,100	U.S. Bancorp (a)	4,762,520
106,200	Wachovia Corp. (a)	5,267,520
81,400	Washington Mutual, Inc.	3,312,166
77,000	Wells Fargo & Co.	4,741,660

		33,685,701

Diversified Financial Services — 11.6%
91,500	American Express Co. (a)	4,870,545
81,000	Bank of New York Co., Inc.	2,331,180
93,800	Capital One Financial Corp.	7,504,938
84,100	Freddie Mac	5,485,843
42,200	Goldman Sachs Group, Inc.	4,305,244
118,400	JPMorgan Chase & Co.	4,181,888
80,800	MBNA Corp.	2,113,728
118,800	Merrill Lynch & Co., Inc.	6,535,188
45,500	Morgan Stanley	2,387,385

		39,715,939

Insurance — 5.4%
125,200	American International Group, Inc.	7,274,120
45,300	Chubb Corp. (a)	3,878,133
64,000	Loews Corp.	4,960,000
64,200	St. Paul Travelers Cos., Inc.	2,537,826

		18,650,079

Real Estate — 2.9%
151,800	Equity Office Properties Trust	5,024,580
130,500	Equity Residential (a)	4,805,010

		9,829,590

	TOTAL FINANCIALS	101,881,309

HEALTH CARE — 5.8%
Health Care Equipment & Supplies — 0.5%
27,300	Guidant Corp. (a)	1,837,290

Health Care Providers & Services — 0.4%
16,900	Aetna, Inc.	1,399,658

Pharmaceuticals — 4.9%
64,100	Johnson & Johnson	4,166,500
72,700	Novartis AG, ADR	3,448,888
155,900	Pfizer, Inc.	4,299,722
119,100	Sanofi-Aventis, ADR	4,881,909

		16,797,019

	TOTAL HEALTH CARE	20,033,967

INDUSTRIALS — 9.3%
Aerospace & Defense — 6.8%
105,600	Boeing Co.	6,969,600
35,800	Honeywell International, Inc.	1,311,354
98,800	Lockheed Martin Corp.*	6,409,156
98,400	Raytheon Co.	3,849,408
92,100	United Technologies Corp.	4,729,335

		23,268,853

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Shares	Security	Value
Commercial Services & Supplies — 1.9%
68,800	Avery Dennison Corp.	$3,643,648
103,400	Waste Management, Inc.	2,930,356

		6,574,004

Industrial Conglomerates — 0.6%
27,800	Textron, Inc. (a)	2,108,630

	TOTAL INDUSTRIALS	31,951,487

INFORMATION TECHNOLOGY — 9.3%
Communications Equipment — 4.2%
127,700	Comverse Technology, Inc.*	3,020,105
405,900	Nokia OYJ, Sponsored ADR	6,754,176
1,713,300	Nortel Networks Corp. (a)*	4,471,713

		14,245,994

Computers & Peripherals — 2.1%
18,200	Hewlett-Packard Co.	427,882
43,000	International Business Machines Corp.	3,190,600
56,500	Lexmark International, Inc., Class A Shares*	3,662,895

		7,281,377

Electronic Equipment & Instruments — 0.6%
538,100	Solectron Corp.*	2,039,399

Semiconductors & Semiconductor Equipment — 0.5%
44,900	Maxim Integrated Products, Inc.	1,715,629

Software — 1.9%
262,000	Microsoft Corp.	6,508,080

	TOTAL INFORMATION TECHNOLOGY	31,790,479

MATERIALS — 1.0%
Chemicals — 1.0%
55,500	Air Products & Chemicals, Inc.	3,346,650

TELECOMMUNICATION SERVICES — 7.2%
Diversified Telecommunication Services — 4.9%
78,200	ALLTEL Corp.	4,870,296
88,400	AT&T Corp.	1,683,136
211,800	SBC Communications, Inc.	5,030,250
77,800	Sprint Corp.	1,952,002
92,900	Verizon Communications, Inc.	3,209,695

		16,745,379

Wireless Telecommunication Services — 2.3%
248,700	Nextel Communications, Inc., Class A Shares*	8,035,497

	TOTAL TELECOMMUNICATION SERVICES	24,780,876

UTILITIES — 1.1%
Multi-Utilities — 1.1%
93,300	Sempra Energy	3,854,223

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $287,489,599)	336,149,910

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 11.8%
Repurchase Agreement — 1.8%
$ 6,114,000	Interest in $1,009,251,000 joint tri-party repurchase agreement dated 6/30/05 with Bank of America, Inc., 3.350% due 7/1/05, Proceeds at maturity — $6,114,569; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.000% due 7/15/05 to 2/26/24; Market value — $6,236,284) (Cost — $6,114,000)	$6,114,000

Shares
Securities Purchased from Securities Lending Collateral — 10.0%
34,317,426	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $34,317,426)	34,317,426

	TOTAL SHORT-TERM INVESTMENTS (Cost — $40,431,426)	40,431,426

	TOTAL INVESTMENTS — 109.8% (Cost — $327,921,025#)	376,581,336
	Liabilities In Excess of Other Assets — (9.8)%	(33,536,330)

	TOTAL NET ASSETS — 100.0%	$343,045,006

*	Non-income producing security.
(a)	All or a portion of security is on loan.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	—	American Depositary Receipt

See Notes to Financial Statements.

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

ASSETS:
Investments, at value (Cost — $327,921,025)	$376,581,336
Cash	870
Receivable for securities sold	2,360,764
Dividends and interest receivable	669,806
Receivable for Fund shares sold	11,975

Total Assets	379,624,751

LIABILITIES:
Payable for loaned securities collateral (Notes 1 and 3)	34,317,426
Payable for securities purchased	1,451,962
Payable for Fund shares repurchased	585,498
Management fee payable	183,138
Directors’ fees payable	711
Distribution fees payable	277
Transfer agent fees	63
Accrued expenses	40,670

Total Liabilities	36,579,745

Total Net Assets	$343,045,006

NET ASSETS:
Par value (Note 8)	$24,863
Paid-in capital in excess of par value	323,839,343
Undistributed net investment income	2,663,565
Accumulated net realized loss on investments and foreign currency transactions	(32,142,945)
Net unrealized appreciation of investments and foreign currencies	48,660,180

Total Net Assets	$343,045,006

Shares Outstanding:
Class I	24,733,643

Class II	129,638

Net Asset Value:
Class I	$13.80

Class II	$13.79

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME:
Dividends	$3,806,856
Interest	140,400
Securities lending	17,212
Less: Foreign taxes withheld	(104,436)

Total Investment Income	3,860,032

EXPENSES:
Management fee (Note 2)	1,124,020
Shareholder reports (Note 5)	22,372
Custody	19,655
Audit and tax	13,591
Legal fees	6,324
Directors’ fees	5,662
Registration fees	2,543
Distribution fees (Notes 2 and 5)	1,713
Transfer agent fees (Note 5)	132
Miscellaneous expenses	1,183

Total Expenses	1,197,195
Less: Expense reimbursement (Note 2)	(728)

Net Expenses	1,196,467

Net Investment Income	2,663,565

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	5,719,406
Foreign currency transactions	(460)

Net Realized Gain	5,718,946

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(9,034,824)
Foreign currencies	(131)

Change in Net Unrealized Appreciation/Depreciation	(9,034,955)

Net Loss on Investments and Foreign Currency Transactions	(3,316,009)

Decrease in Net Assets From Operations	$(652,444)

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)

and the Year Ended December 31, 2004

	2005	2004
OPERATIONS:
Net investment income	$2,663,565	$5,203,462
Net realized gain	5,718,946	11,510,642
Change in net unrealized appreciation/depreciation	(9,034,955)	18,643,045

Increase (Decrease) in Net Assets From Operations	(652,444)	35,357,149

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6):
Net investment income	—	(5,140,778)

Decrease in Net Assets From Distributions to Shareholders	—	(5,140,778)

FUND SHARE TRANSACTIONS (NOTE 8):
Net proceeds from sale of shares	10,710,374	68,667,830
Net asset value of shares issued in connection with the transfer of the LSA Variable Series Trust — LSA Value Equity Fund’s net assets (Note 7)	—	17,957,672
Reinvestment of distributions	—	5,140,778
Cost of shares repurchased	(31,922,780)	(44,880,500)

Increase (Decrease) in Net Assets From Fund Share Transactions	(21,212,406)	46,885,780

Increase (Decrease) in Net Assets	(21,864,850)	77,102,151
NET ASSETS:
Beginning of period	364,909,856	287,807,705

End of period*	$343,045,006	$364,909,856

* Includes undistributed net investment income of:	$2,663,565	—

See Notes to Financial Statements.

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class I
	2005(1)(2)		2004(1)		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$13.81		$12.69		$9.71	$12.79	$13.59	$12.23

Income (Loss) From Operations:
Net investment income	0.10		0.21		0.16	0.14	0.09	0.10
Net realized and unrealized gain (loss)	(0.11)		1.11		2.98	(3.09)	(0.64)	1.77

Total Income (Loss) From Operations	(0.01)		1.32		3.14	(2.95)	(0.55)	1.87

Less Distributions From:
Net investment income	—		(0.20)		(0.16)	(0.13)	(0.09)	(0.10)
Net realized gains	—		—		—	—	(0.16)	(0.41)

Total Distributions	—		(0.20)		(0.16)	(0.13)	(0.25)	(0.51)

Net Asset Value, End of Period	$13.80		$13.81		$12.69	$9.71	$12.79	$13.59

Total Return(3)	(0.07)%		10.38%		32.33%	(23.05)%	(4.15)%	15.24%
Net Assets, End of Period (000s)	$341,257		$363,803		$287,808	$215,208	$254,937	$142,330
Ratios to Average Net Assets:
Expenses(4)	0.69	%(5)	0.77	%(6)	0.82%	0.81%	0.82%	0.91%
Net investment income	1.54	(5)	1.57		1.51	1.23	0.92	1.10
Portfolio Turnover Rate	25%		38%		39%	51%	40%	65%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses. The actual expense ratio did not change as a result of this waiver, as such waiver/reimbursement represented less than 0.01% of average net assets.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout the period ended December 31, unless otherwise noted:

	Class II(1)
	2005(2)		2004(3)
Net Asset Value, Beginning of Period	$13.84		$12.81

Income (Loss) From Operations:
Net investment income	0.07		0.14
Net realized and unrealized gain (loss)	(0.12)		1.02

Total Income (Loss) From Operations	(0.05)		1.16

Less Distributions From:
Net investment income	—		(0.13)

Total Distributions	—		(0.13)

Net Asset Value, End of Period	$13.79		$13.84

Total Return(4)	(0.36)%		9.05%
Net Assets, End of Period (000s)	$1,788		$1,107
Ratios to Average Net Assets:
Gross expenses	1.34	%(5)	2.80	%(5)
Net expenses(6)	1.25	(5)	1.25	(5)
Net investment income	1.05	(5)	1.48	(5)
Portfolio Turnover Rate	25%		38%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	For the period March 26, 2004 (inception date) to December 31, 2004.
(4)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1.  Organization and Significant Accounting Policies

The Salomon Brothers Variable Investors Fund (the “Fund”), is a separate diversified investment fund of Salomon Brothers Variable Series Funds Inc (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the security on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of

Notes to Financial Statements

(unaudited) (continued)

investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(h) Expenses. Direct expenses are charged to the Fund; general expenses of the Company are allocated to the funds within the Company based on each fund’s relative net assets.

(i) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.  Management Agreement and Other Transactions with Affiliates

Salomon Brothers Asset Management Inc. (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBAM a management fee which is calculated daily and paid monthly at the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Annual Rate
First $350 million	0.650%
Next $150 million	0.550%
Next $250 million	0.525%
Next $250 million	0.500%
Over $1 billion	0.450%

Notes to Financial Statements

(unaudited) (continued)

During the six months ended June 30, 2005, the Fund’s Class I and Class II shares had voluntary expense limitation in place of 1.00% and 1.25%, respectively, of each class’ respective average daily net assets, resulting in an expense reimbursement of $728 for Class II shares. These expense limitations can be terminated at any time.

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s administrator. The Fund does not pay SBFM an administration fee.

Citigroup Global Markets Inc. (“CGM”) another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

During the six months ended June 30, 2005, CGM and its affiliates received brokerage commissions in the amount of $7,296 for the Fund.

All officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3.  Investments

During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$85,374,700

Sales	$93,622,769

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$57,640,692
Gross unrealized depreciation	(8,980,381)

Net unrealized appreciation	$48,660,311

At June 30, 2005, the Fund loaned securities having a market value of $33,190,844. The Fund received cash collateral amounting to $34,317,426 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

4.  Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $150 million. Effective July 29, 2005, the Fund, along with other affiliated funds increased the line of credit to $250 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2005, the commitment fee allocated to the Fund was $4,968. Since the line of credit was established, there have been no borrowings.

5.  Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. For the six months ended June 30, 2005, total Distribution fees, which are accrued daily and paid monthly, were $1,713 for Class II shares.

Notes to Financial Statements

(unaudited) (continued)

For the six months ended June 30, 2005, total Transfer Agent fees were as follows:

	Class I	Class II
Transfer Agent Fees	$122	$10

For the six months ended June 30, 2005, total Shareholder Reports expenses were as follows:

	Class I	Class II
Shareholder Reports Expenses	$19,599	$2,773

6.  Distributions Paid to Shareholders by Class

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Net Investment Income
Class I	—	$5,131,272
Class II	—	9,506

Total	—	$5,140,778

7.  Transfer of Net Assets

On April 30, 2004, the Fund acquired the assets and certain liabilities of the LSA Variable Series Trust — LSA Value Equity Fund, pursuant to a plan of reorganization. Total shares issued by the Fund and the total net assets of the LSA Variable Series Trust — LSA Value Equity Fund and total net assets for the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the LSA Variable Series Trust — LSA Value Equity Fund	Total Net Assets of the Fund
LSA Variable Series Trust — LSA Value Equity Fund	1,416,220	$17,957,672	$289,506,615

The total net assets of the LSA Variable Series Trust — LSA Value Equity Fund before acquisition included unrealized appreciation of $1,214,877, accumulated net realized loss of $539,473. Total net assets of the Fund immediately after the transfer were $307,464,287. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8.  Capital Shares

At June 30, 2005, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses as discussed in Note 5.

Notes to Financial Statements

(unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Class I
Shares sold	737,077	$9,987,968	5,292,600	$67,628,317
Net asset value of shares issued in connection with the transfer of LSA Variable Series Trust — LSA Value Equity Fund’s net assets (Note 7)			1,416,220	17,957,672
Shares issued on reinvestment	—	—	370,839	5,131,272
Shares repurchased	(2,339,974)	(31,878,072)	(3,430,072)	(44,876,254)

Net Increase (Decrease)	(1,602,897)	$(21,890,104)	3,649,587	$45,841,007

Class II
Shares sold	52,953	$722,406	79,582	$1,039,513
Shares issued on reinvestment	—	—	685	9,506
Shares repurchased	(3,273)	(44,708)	(309)	(4,246)

Net Increase	49,680	$677,698	79,958	$1,044,773

9.  Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has resigned as the independent registered public accounting firm for the Fund effective June 17, 2005. The Fund’s Audit Committee has approved the engagement of KPMG LLP as the Fund’s new independent registered public accounting firm for the fiscal year ending December 31, 2005. A majority of the Fund’s Board of Directors, including a majority of the independent Directors, approved the appointment of KPMG LLP.

The reports of PricewaterhouseCoopers LLP on the Fund’s financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund’s two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

10.  Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in

Notes to Financial Statements

(unaudited) (continued)

exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

11.  Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBAM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the 1940 Act, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval. Subsequently, on August 12, 2005, the Board approved the new investment management contract between the Fund and the Manager.

12.  Subsequent Event

On July 26, 2005, the Board of Directors terminated the administration agreement with SBFM.

Salomon Brothers Variable Series Funds Inc

Directors

CAROL L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN, CFA

Chairman

WILLIAM R. HUTCHINSON

DR. RIORDAN ROETT

JESWALD W. SALACUSE

Officers

R. JAY GERKEN, CFA

President and Chief Executive Officer

ANDREW B. SHOUP

Senior Vice President and

Chief Administrative Officer

FRANCES M. GUGGINO

Chief Financial Officer and Treasurer

ALAN J. BLAKE

Executive Vice President

JAMES E. CRAIGE, CFA

Executive Vice President

ROBERT FEITLER, JR.

Executive Vice President

VINCENT GAO, CFA

Executive Vice President

JOHN G. GOODE

Executive Vice President

PETER J. HABLE

Executive Vice President

ROGER M. LAVAN, CFA

Executive Vice President

MARK J. MCALLISTER, CFA

Executive Vice President

BETH A. SEMMEL, CFA

Executive Vice President

PETER J. WILBY, CFA

Executive Vice President

GEORGE J. WILLIAMSON

Executive Vice President

ANDREW BEAGLEY

Vice President, Chief

Anti-Money Laundering

Compliance Officer and

Chief Compliance Officer

WENDY S. SETNICKA

Controller

ROBERT I. FRENKEL

Secretary and Chief Legal Officer

Investment Manager

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017-3909

Independent Registered Public

Accounting Firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Salomon Brothers Variable Series Funds Inc

Salomon Brothers Variable Investors Fund

The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.

This report is submitted for the general information of the shareholders of Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable Investors Fund and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund. Please read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

399 PARK AVENUE  •  NEW YORK, NEW YORK 10022

05-8969

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 2, 2005

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 2, 2005